Assets Held for Sale - Narrative (Details) $ in Millions					12 Months Ended
	Dec. 02, 2022 CAD ($)	Nov. 07, 2022 CAD ($)	Jun. 30, 2021 CAD ($)	Oct. 01, 2020	Dec. 31, 2022 CAD ($) asset	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Investment [Line Items]
Proceeds on sale of Pioneer Pipeline					$ 0.0	$ 128.0	$ 0.0
Gain on sale of assets and other					52.0	54.0	$ 9.0
Transfers from property, plant and equipment					$ (29.0)	(1.0)
Pipeline
Investment [Line Items]
Aggregate consideration			$ 255.0
Membership interest			50.00%
Proceeds on sale of Pioneer Pipeline			$ 128.0
Gain on sale of assets and other			31.0
Gains on lease liability			$ 2.0
Gas
Investment [Line Items]
Transfers from property, plant and equipment						$ 25.0
Creeks
Investment [Line Items]
Proceeds on sale of Pioneer Pipeline		$ 45.0
Gain on sale of assets and other		$ 20.0
Hydro
Investment [Line Items]
Gain on sale of assets and other	$ 2.0
Proceeds from sale of assets held for sale	$ 6.0
Number of assets | asset					2
Kaybob Cogeneration Project
Investment [Line Items]
Transfers from property, plant and equipment					$ 22.0
Tidewater | Pioneer Pipeline
Investment [Line Items]
Proportion of ownership interest in joint operation				50.00%